Note Payable - Seller	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Notes Payable - Seller [Abstract]
NOTE PAYABLE – SELLER

NOTE 7 - NOTE PAYABLE – SELLER

In connection with the acquisition of Howco in September 2016, the Company issued a note payable in the amount of $900,000 to the sellers of Howco. The note matured on September 9, 2017 and bears interest at 5.50% per annum. The note requires payment of unpaid principal and interest upon maturity. The note is secured by all assets of Howco Distribution Co. and subordinated to the Senior Secured Credit Facility discussed below. The note is currently in default and the default interest rate is 8% per annum. The Company made three repayments totaling $9,000 during the three months ended March 31, 2021. At March 31, 2021 and September 30, 2020, principal and accrued interest on this note amounted to $891,000, $305,495 and $900,000 and $269,682, respectively.

NOTE 8 - NOTE PAYABLE – SELLER

In connection with the acquisition of Howco in September 2016, the Company issued a note payable in the amount of $900,000 to the sellers of Howco. The note matured on September 9, 2017 and bears interest at 5.50% per annum. The note requires payment of unpaid principal and interest upon maturity. The note is secured by all assets of Howco Distribution Co. and subordinated to the Senior Secured Credit Facility discussed below. The note is currently in default and the default interest rate is 8% per annum. At September 30, 2020 and September 30, 2019, accrued interest on this note amounted to $269,682 and $197,485, respectively.